Consolidated Balance Sheets [Parenthetical] (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	650,000,000	650,000,000	650,000,000
Common stock, shares issued	5,878,535	4,973,073	3,509,749
Common stock, shares outstanding	5,822,983	4,907,462	3,143,082
Series A Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	325,000	325,000	10,000,000
Preferred stock, shares issued	100,000	0	177,906
Preferred stock, shares outstanding	100,000	0	177,906
Preferred stock, liquidation value (in dollars)	$ 300,000	$ 0
Series B Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	4,000,000	4,000,000	4,000,000
Preferred stock, shares issued	951,250	976,250	2,076,250
Preferred stock, shares outstanding	951,250	976,250	2,076,250
Preferred stock, liquidation value (in dollars)	951,250	976,250	2,076,250
Series C Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	146,667	146,667
Preferred stock, shares issued	146,667	0
Preferred stock, shares outstanding	146,667	0
Series D Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	350,000	350,000	350,000
Preferred stock, shares issued	0	0	350,000
Preferred stock, shares outstanding	0	0	350,000
Preferred stock, liquidation value (in dollars)		$ 0	$ 3,500,000
Series E Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	103,232	103,232
Preferred stock, shares issued	103,232	0
Preferred stock, shares outstanding	103,232	0